Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2017.

	2018	2019	2020	2021	2022	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	83,352	70,600	128,725	60,600	302,461	126,452	772,190
7.75% senior unsecured bond issue	—	—	—	100,000	—	—	100,000
Office operating leases	1,134	1,558	1,345	1,192	115	—	5,344

Total contractual obligations	$84,486	$72,158	$130,070	$161,792	$302,576	$126,452	$877,534

The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York commencing on June 1, 2017 and expires on May 31, 2020 to replace an expiring lease. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.

The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from April 2017. The gross rent per year is approximately $60,000.